Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes [Abstract]
Components Of Deferred Tax Assets And Liabilities

	2013	2012
Warrants	$ 330,041	$ 1,112,946
Net operating loss carryovers	3,652,023	928,022
Development stage losses	401,136	399,243
Equity investment	497,321	262,217
Equity to Third Party Service Providers	59,507	-
Residual portfolio amortization	153,681	54,565
Management equity awards	133,192	23,610
Total deferred tax assets	5,226,901	2,780,603

Deferred tax liabilities:
Debt discount	(134,091)	102,987
Fixed Assets	22,744	-
Intangibles	(1,590)	453
Total deferred tax liabilities	(112,937)	103,440
Net deferred tax assets		2,677,163

Valuation allowance	(5,115,556)	(2,677,616)
Deferred tax liability	$ (1,590)	$ (453)

Significant Components Of Income Tax Provisions

	Year Months Ended
	December 31,
	2013	2012
Current state (over provision)	$ -	$ (18,643)
Deferred federal	-	(1,196,268)
Deferred tax asset write off	-	-
Valuation allowance	-	1,196,721
	$ -	$ (18,190)

Schedule Of Effective Income Tax Rate Reconciliation

	Year Months Ended
	December 31,
	2013	2012
Loss before income taxes	$ (1,626,363)	$ (1,223,163)
Deferred tax asset write off	-	-
Deferred tax valuation allowance	2,437,940	1,196,721
Permanent items	24,005	20,556
State tax net of federal tax benefit	-	(12,304)
Equity Investment Adjustment	(129,579)	-
Other	(355,650)	-
Prior Period Adjustments	(350,353)	-
	$ -	$ (18,190)